Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current tax (assets)/liabilities
Corporation tax (prepayment)/provision				€ 36.0	€ 2.9	€ 20.9
Current tax	€ 2.9	€ 20.9	€ (0.8)	36.0	2.9	20.9
Deferred tax liabilities
Total deferred tax liabilities				395.2	473.1	385.5
Total deferred tax liabilities (net)				395.2	473.1	385.5
Total tax liabilities (net)				431.2	476.0	406.4
Reconciliation of current tax
At beginning of year	2.9	20.9	(0.8)
Corporation tax charge in year	152.0	143.6	149.2
Tax paid	(118.9)	(161.6)	(127.5)
At end of year	36.0	2.9	20.9
Reconciliation of deferred tax
At beginning of year	473.1	385.5	462.3
New temporary differences on property, plant and equipment, derivatives, pensions and other items	(77.9)	87.6	(76.8)
At end of year	€ 395.2	€ 473.1	€ 385.5
Origination and reversal of temporary differences on property, plant and equipment, derivatives, pensions and available-for-sale securities
Deferred tax liabilities
Total deferred tax liabilities				€ 395.2	€ 473.1	€ 385.5